Other Long-term Liabilities, Mandatorily Redeemable Preferred Interests (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) JointVenture	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Changes in long-term liabilities attributable to mandatorily redeemable preferred interests [Abstract]
Beginning balance	$ 0.0
Change in estimated redemption value	(30.6)	$ 0.0	$ 0.0
Ending balance	82.9	0.0
Mandatorily Redeemable Preferred Interests [Member]
Changes in long-term liabilities attributable to mandatorily redeemable preferred interests [Abstract]
Beginning balance	0.0
Acquired mandatorily redeemable preferred interests	109.3
Income attributable to mandatorily redeemable preferred interests	2.8
Other activity, net	1.4
Change in estimated redemption value	(30.6)
Ending balance	$ 82.9	$ 0.0
Number of joint ventures | JointVenture	2
Mandatorily Redeemable Preferred Interests [Member] | WestOK [Member]
Changes in long-term liabilities attributable to mandatorily redeemable preferred interests [Abstract]
Ownership interest	100.00%
Mandatorily Redeemable Preferred Interests [Member] | WestTX [Member]
Changes in long-term liabilities attributable to mandatorily redeemable preferred interests [Abstract]
Ownership interest	72.80%
Mandatorily Redeemable Preferred Interests [Member] | Joint Ventures [Member]
Changes in long-term liabilities attributable to mandatorily redeemable preferred interests [Abstract]
Number of joint ventures | JointVenture	2
Notes receivable, face amount	$ 1,900.0
Notes receivable, due date	Jul. 31, 2042
Interest earned on notes receivable, net	$ 8.9